Fidelity®

Target Timeline®

Funds - 2001, 2003

Semiannual Report

January 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The manager's review of the funds' performance, strategy and outlook.
Target Timeline 2001	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Target Timeline 2003	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Hoping to ward off the possible start of a recession, the Federal Reserve Board implemented two 0.50% interest rate reductions in January 2001. These actions boosted stocks - at least for the first month of the year - as most bellwether U.S. equity indexes posted gains. The rate cuts also reinvigorated high-yield bonds, an asset class that struggled in 2000, but which was one of the strongest performers in early 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Target Timeline 2001

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Target Timeline 2001	4.33%	7.95%	31.19%
LB Aggregate Bond	8.12%	13.82%	38.24%
U.S. Treasury Strips (8/15/01 and 11/15/01)	3.98%	7.83%	30.62%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Target Timeline 2001	7.95%	5.60%
LB Aggregate Bond	13.82%	6.71%
U.S. Treasury Strips (8/15/01 and 11/15/01)	7.83%	5.51%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

Semiannual Report

Fidelity Target Timeline 2001
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would be $13,119 - a 31.19% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $13,824 - a 38.24% increase. If $10,000 was put in U.S. Treasury Strips (8/15/01 and 11/15/01), it would be valued at $13,062 - a 30.62% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Target Timeline 2001
Performance - continued

Total Return Components

	Six months ended January 31,	Years ended July 31,				February 8, 1996 (commencement of operations) to July 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.15%	6.34%	6.68%	6.95%	7.71%	3.12%
Capital returns	1.18%	-1.38%	-1.87%	-0.21%	2.55%	-6.00%
Total returns	4.33%	4.96%	4.81%	6.74%	10.26%	-2.88%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.05¢	28.76¢	57.51¢
Annualized dividend rate	6.33%	6.11%	6.17%
30-day annualized yield	5.46%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.40 over the past one month, $9.34 over the past six months and $9.32 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.13%.

Semiannual Report

Fidelity Target Timeline 2003

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Semiannual Report

Fidelity Target Timeline 2003
Performance - continued

Cumulative Total Returns

Periods ended January 31, 2001	Past 6 months	Past 1 year	Life of fund
Target Timeline 2003	7.21%	11.79%	33.13%
LB Aggregate Bond	8.12%	13.82%	38.24%
U.S. Treasury Strips (8/15/03 and 11/15/03)	7.13%	12.55%	35.27%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Life of fund
Target Timeline 2003	11.79%	5.91%
LB Aggregate Bond	13.82%	6.71%
U.S. Treasury Strips (8/15/03 and 11/15/03)	12.55%	6.25%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

Semiannual Report

Fidelity Target Timeline 2003
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by January 31, 2001, the value of the investment would be $13,313 - a 33.13% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $13,824 - a 38.24% increase. If $10,000 was put in U.S. Treasury Strips (8/15/03 and 11/15/03), it would be valued at $13,527 - a 35.27% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Target Timeline 2003
Performance - continued

Total Return Components

	Six months ended January 31,	Years ended July 31,				February 8, 1996 (commencement of operations) to July 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.68%	7.18%	6.99%	7.17%	7.29%	3.07%
Capital returns	3.53%	-2.48%	-4.23%	0.83%	4.65%	-7.60%
Total returns	7.21%	4.70%	2.76%	8.00%	11.94%	-4.53%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.24¢	32.23¢	65.08¢
Annualized dividend rate	6.60%	6.97%	7.15%
30-day annualized yield	5.58%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.35 over the past one month, $9.17 over the past six months and $9.10 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.22%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

One security's misfortune is another's opportunity. So tells the tale of the six-month period that ended January 31, 2001. As most major stock indexes swooned in response to a sharp slowdown in the economy, investment-grade bonds rallied on lower interest rates and unique technical factors. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 8.12% during this time frame. Treasuries led the way early in the period, benefiting from equity market volatility and the U.S Treasury's decision to repurchase outstanding debt and reduce future issuance as a result of a swelling federal government surplus. The Lehman Brothers Treasury Index returned 7.50% during the period. However, that wasn't enough to top the spread sectors - namely corporate, mortgage and agency securities - which made a strong move late in the period. Corporates, which languished throughout 2000 due to deteriorating credit conditions and slumping stock prices, waged a tremendous recovery in January. A strong positive signal of support for the economy from the Federal Reserve Board, in the form of two half-point interest-rate cuts - its most aggressive action in 16 months - sparked the largest one-month tightening move for corporates in more than a decade. The Lehman Brothers Credit Bond Index closed out the six-month period up 8.14%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while discount mortgages surged on higher-than-normal prepayment activity due to a red-hot housing market. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 9.05% and 8.21%, respectively.

(Portfolio Manager photograph)
An interview with Ford O'Neil, Portfolio Manager of Fidelity Target Timeline Funds 2001 and 2003

Q. How did the funds perform, Ford?

A. They performed well. For the six months that ended January 31, 2001, Target Timeline 2001 and 2003 returned 4.33% and 7.21%, respectively. In comparison, U.S. Treasury Strips maturing at approximately the same times as the funds (August and November 2001 and 2003) averaged 3.98% and 7.13%, respectively. The Lehman Brothers Aggregate Bond Index, which measures the performance of the overall investment-grade bond market, had a six-month return of 8.12%. For the 12-month period that ended January 31, 2001, Target Timeline 2001 and 2003 returned 7.95% and 11.79%, respectively. The U.S. Treasury Strips had respective returns of 7.83% and 12.55% during the same 12-month period, while the Lehman Brothers index returned 13.82%. The important thing to keep in mind is that it's difficult to measure these funds on a six- or 12-month time horizon; instead, they should be measured at maturity.

Q. Why did the funds outperform their Treasury Strips benchmarks during the six-month period?

A. Declining short-term interest rates painted a positive backdrop for the funds during the past six months. Maintaining our emphasis on the spread sectors - namely, corporate and agency securities - proved wise, as each outperformed Treasuries during this time frame. However, much of this outperformance came in January in response to the Federal Reserve Board's decision to reduce the federal funds rate, not once, but twice. This action restored investor confidence and dramatically improved the tone in the credit markets, causing agency yield spreads, which already were grinding tighter relative to Treasuries during the second half of the period, to narrow even more. Corporate securities fared even better, as they had one of their largest tightening moves ever in January, rebounding from record-wide spread levels. Since the 2001 fund holds shorter-term securities, it wasn't able to take advantage of the spread tightening that occurred primarily at the intermediate and longer end of the yield curve. Instead, the fund relied mostly on the yield advantage it garnered over Treasuries during the period. Also notable at this time was a sharp decline in the fund's net assets. This proved fortuitous, despite the fact that it made running the fund a bit more problematic. As assets were falling in the fourth quarter of 2000, we were selling Treasuries and agencies, which left us more heavily exposed to corporates in January when they shined.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How about the 2003 fund?

A. This fund benefited from its exposure to somewhat longer-dated corporates and agencies, which performed well. Similar to the 2001 fund, our biggest wins were with corporates, including banks and brokerage firms. These groups benefited from a more positively sloped yield curve spawned by a Fed-induced steepening in the two- to 30-year segment of the yield curve. The fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - also proved helpful, as did holdings in the utilities and consumer non-cyclical sectors. Agency securities rebounded nicely when it became clear that government-sponsored enterprises Fannie Mae and Freddie Mac would take on more stringent regulatory oversight controls proposed by Congress, which quelled the threat of these issuers losing their long-standing lines of credit from the U.S. government. Conversely, some of the factors that restrained performance included stakes in a couple of weak financial names, as well as exposure to the automotive sector. Security selection in Treasuries hurt, as we were slightly shorter in duration in the Treasury sector - a measure of overall interest-rate sensitivity - than the zero-coupon bonds in the index.

Q. How important was diversification during the period?

A. It was invaluable. Credit analysis is critical to security selection, and we feel we're one of the best at it. Despite having superior insight, there were external factors at work in the marketplace that were impossible to model, analyze or predict. What this argued for was a highly diverse portfolio, so that if a security encountered credit difficulties, it wouldn't overwhelm the strong performance achieved through security selection in the rest of the portfolio.

Q. What's your outlook?

A. Despite the rebound we've had in yield spreads of late, corporate bonds are still quite cheap and, as long as we don't plunge into a deep recession, I believe they'll continue to outperform Treasuries going forward. Agencies are still attractive, but less so than they were at the beginning of the period. Given the potential for further political noise within the sector, I may look to scale back on agencies and add more corporates in the coming months.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: definable returns over the life of the funds by investing mainly in investment-grade quality debt securities whose average duration is approximately equal to each fund's maturity

Fund numbers: 381 (2001), 383 (2003)

Trading symbols: FTTBX (2001), FTARX (2003)

Start date: February 8, 1996

Size: as of January 31, 2001, more than $143 million, 2001 fund; more than $78 million, 2003 fund

Manager: Ford O'Neil, since 1998; manager, various Fidelity bond funds; joined Fidelity in 1990

3

Ford O'Neil reiterates the funds' investment objectives and how they are achieved:

"Our goal is to generate a predictable return, slightly greater than the index net of fees, for buy-and-hold investors over each fund's lifetime. I attempt to deliver a slight yield advantage over U.S. Treasury Strips, or zero-coupon bonds, for the life of the fund, assuming that they are held to maturity. I manage the funds according to a technique known as horizon immunization, which requires that the duration of the funds be maintained at a level consistent with the remaining investment time horizon. This is achieved by investing in securities within a very tight duration range that, in aggregate, equals the duration of the Treasury Strips benchmark. In order to maximize expected returns within the constraints imposed, I tend to emphasize corporate bonds because of their typically higher yields than Treasuries. As the time to maturity shortens, the funds' stake in corporates generally increases; shorter duration corporate bonds generally exhibit less volatility than longer duration securities, and their higher yields make them an attractive investment alternative to similar duration Treasury and agency securities. Furthermore, if we can find corporates with the potential for spread tightening, we could generate capital gains from them, thereby delivering additional value to the funds."

  Fidelity Target Timeline 2001 was closed to new accounts as of the close of business of the New York Stock Exchange on September 25, 2000. Current shareholders of Fidelity Target Timeline 2001 are still able to make additional purchases in their existing accounts.

Semiannual Report

Fidelity Target Timeline 2001

Investment Changes

Quality Diversification as of January 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	52.2	60.3
Aa	9.3	7.7
A	17.1	15.0
Baa	17.8	14.7
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of January 31, 2001
6 months ago
Years	0.7	1.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2001
6 months ago
Years	0.6	1.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2001 *		As of July 31, 2000 **
	Corporate Bonds 41.4%		Corporate Bonds 33.9%
	U.S. Government and Government Agency Obligations 49.8%		U.S. Government and Government Agency Obligations 58.0%
	Other Investments 3.6%		Other Investments 3.9%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	7.1%	** Foreign investments	6.3%

Semiannual Report

Fidelity Target Timeline 2001

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
AEROSPACE & DEFENSE - 0.5%
Lockheed Martin Corp. 6.85% 5/15/01	Baa3	$ 700,000	$ 701,792
BASIC INDUSTRIES - 0.2%
Paper & Forest Products - 0.2%
Fort James Corp. 6.5% 9/15/02	Baa3	250,000	247,648
CONSTRUCTION & REAL ESTATE - 0.7%
Real Estate Investment Trusts - 0.7%
Avalon Properties, Inc. 7.375% 9/15/02	Baa1	900,000	921,762
EOP Operating LP 6.375% 1/15/02	Baa1	150,000	150,572
			1,072,334
DURABLES - 1.7%
Autos, Tires, & Accessories - 1.7%
TRW, Inc.:
6.45% 6/15/01	Baa1	1,500,000	1,495,800
6.5% 6/1/02	Baa1	950,000	943,151
			2,438,951
ENERGY - 2.0%
Oil & Gas - 2.0%
Oryx Energy Co. 10% 4/1/01	Baa1	1,500,000	1,507,920
Petro-Canada yankee 8.6% 10/15/01	A3	190,000	192,827
The Coastal Corp. 8.125% 9/15/02	Baa2	1,110,000	1,148,850
			2,849,597
FINANCE - 24.0%
Banks - 11.0%
Banc One Corp. 7.25% 8/1/02	A1	500,000	510,250
Bank of New York Co., Inc.:
7.625% 7/15/02	A1	500,000	515,540
7.875% 11/15/02	A1	136,000	141,698
Bank One Corp. 6.4% 8/1/02	Aa3	300,000	303,531
BankAmerica Corp. 7.5% 10/15/02	Aa3	25,000	25,763
BanPonce Financial Corp. 7.3% 6/5/02	A3	400,000	407,912
Barclays Bank PLC yankee 5.95% 7/15/01	A1	1,000,000	1,002,730
Boatmens Bancshares, Inc. 9.25% 11/1/01	Aa3	1,000,000	1,026,910
Capital One Bank 6.76% 7/23/02	Baa2	500,000	499,530
Central Fidelity Banks, Inc. 8.15% 11/15/02	A2	1,200,000	1,247,580
Citicorp 5.625% 2/15/01	Aa3	300,000	299,619
Firstar Corp. 6.35% 7/13/01	A1	1,200,000	1,204,056
Huntington Bancshares, Inc. 7.875% 11/15/02	A3	100,000	103,166
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Banks - continued
Integra Financial Corp. 8.5% 5/15/02	A2	$ 350,000	$ 360,938
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	705,000	738,932
Korea Development Bank 7.125% 9/17/01	Baa2	1,090,000	1,093,499
MBNA Corp. 6.963% 9/12/02	Baa2	600,000	608,070
Mellon Financial Co. 9.25% 8/15/01	A2	557,000	566,385
National Westminster Bank PLC 9.45% 5/1/01	Aa3	1,250,000	1,260,075
NCNB Corp. 9.125% 10/15/01	Aa3	500,000	512,795
Providian National Bank 6.25% 5/7/01	Baa3	1,500,000	1,499,055
Summit Bancorp 8.625% 12/10/02	A3	250,000	261,508
US Bank NA, Minnesota:
5.25% 6/4/03	Aa3	250,000	247,148
6.35% 9/28/01	Aa3	1,000,000	1,007,000
Wells Fargo & Co. 6.875% 4/15/03	Aa3	160,000	164,238
Westpac Banking Corp. yankee 7.875% 10/15/02	A1	200,000	207,236
			15,815,164
Credit & Other Finance - 8.3%
Aristar, Inc. 7.75% 6/15/01	A3	800,000	805,624
Associates Corp. of North America:
5.875% 7/15/02	Aa3	250,000	250,918
6.45% 10/15/01	Aa3	725,000	730,873
AT&T Capital Corp. 6.25% 5/15/01	A1	1,200,000	1,200,936
Chrysler Financial Corp. 6.02% 4/9/01	A2	520,000	520,889
Ford Capital BV yankee 9.5% 7/1/01	A2	1,500,000	1,523,190
Ford Motor Credit Co. 5.125% 10/15/01	A2	200,000	199,838
General Electric Capital Corp. 6.33% 9/17/01	Aaa	2,000,000	2,014,000
General Motors Acceptance Corp. 5.95% 4/20/01	A2	1,000,000	1,001,010
Household Finance Corp. 6.93% 4/11/01	A2	1,500,000	1,503,660
Sanwa Business Credit Card, Inc. 7.25% 9/15/01 (b)	A1	1,000,000	1,011,660
Southwestern Bell Capital Corp. 7.36% 5/1/02	Aa3	100,000	102,219
TXU Eastern Funding yankee 6.15% 5/15/02	Baa1	200,000	199,308
U.S. West Capital Funding, Inc. 6.875% 8/15/01	Baa1	750,000	754,178
			11,818,303
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Insurance - 0.8%
Sun America, Inc. 6.58% 1/15/02	Baa1	$ 200,000	$ 202,286
Travelers Property Casualty Corp. 6.75% 4/15/01	A1	1,000,000	1,003,070
			1,205,356
Savings & Loans - 0.4%
Great Western Financial Corp. 8.6% 2/1/02	A3	100,000	102,605
Household Bank FSB 6.87% 5/15/01	A2	250,000	250,843
Long Island Savings Bank FSB 7% 6/13/02	Baa3	250,000	249,768
			603,216
Securities Industry - 3.5%
DLJ, Inc. 6% 12/1/01	A3	1,000,000	1,005,340
Goldman Sachs Group LP 6.2% 2/15/01	A1	1,000,000	998,880
Morgan Stanley Dean Witter & Co. 7.125% 1/15/03	Aa3	1,000,000	1,030,390
Morgan Stanley Dean Witter Discover & Co. 6.5% 3/30/01	Aa3	1,000,000	1,001,640
Salomon Smith Barney Holdings, Inc. 6.65% 7/15/01	Aa3	1,000,000	1,005,320
			5,041,570
TOTAL FINANCE			34,483,609
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Tyco International Group SA yankee 6.125% 6/15/01	Baa1	1,500,000	1,501,545
MEDIA & LEISURE - 0.2%
Broadcasting - 0.2%
Continental Cablevision, Inc. 8.5% 9/15/01	A3	250,000	252,968
NONDURABLES - 0.7%
Tobacco - 0.7%
Philip Morris Companies, Inc. 7.5% 1/15/02	A2	1,000,000	1,011,750
RETAIL & WHOLESALE - 2.5%
General Merchandise Stores - 1.4%
Dayton Hudson Corp. 9.75% 7/1/02	A2	390,000	411,317
Federated Department Stores, Inc. 8.125% 10/15/02	Baa1	1,600,000	1,648,144
			2,059,461
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RETAIL & WHOLESALE - continued
Grocery Stores - 1.1%
Safeway, Inc. 7% 9/15/02	Baa2	$ 1,500,000	$ 1,527,810
TOTAL RETAIL & WHOLESALE			3,587,271
TECHNOLOGY - 0.2%
Computers & Office Equipment - 0.2%
Comdisco, Inc. 5.95% 4/30/02	Baa2	250,000	225,000
TRANSPORTATION - 0.9%
Air Transportation - 0.2%
Delta Air Lines, Inc. 8.5% 3/15/02	Baa3	311,000	315,618
Railroads - 0.7%
Norfolk Southern Corp. 6.875% 5/1/01	Baa1	1,000,000	1,001,560
TOTAL TRANSPORTATION			1,317,178
UTILITIES - 6.8%
Electric Utility - 3.0%
Commonwealth Edison Co. 7.375% 9/15/02	Baa1	1,500,000	1,534,530
Houston Industries, Inc. 9.375% 6/1/01	Baa1	1,067,000	1,077,179
Niagara Mohawk Power Corp. 9.25% 10/1/01	Baa2	500,000	509,570
Philadelphia Electric Co. 5.625% 11/1/01	Baa1	250,000	249,765
Texas Utilities Electric Co. 8.125% 2/1/02	A3	850,000	869,185
			4,240,229
Gas - 1.8%
Enron Corp. 6.45% 11/15/01	Baa1	1,325,000	1,334,364
Southwest Gas Corp. 9.75% 6/15/02	Baa2	1,000,000	1,046,940
TransCanada Pipelines Ltd. yankee 6.77% 4/30/01	A2	250,000	250,208
			2,631,512
Telephone Services - 2.0%
GTE Corp. 9.1% 6/1/03	A2	95,000	101,606
Pacific Bell 8.7% 6/15/01	Aa3	250,000	252,700
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	885,000	881,973
WorldCom, Inc. 6.125% 8/15/01	A3	1,600,000	1,603,440
			2,839,719
TOTAL UTILITIES			9,711,460
TOTAL NONCONVERTIBLE BONDS (Cost $59,478,661)			59,401,103
U.S. Government and Government Agency Obligations - 49.8%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 41.9%
Federal Home Loan Bank:
5.875% 8/15/01	Aaa	$ 1,500,000	$ 1,504,920
5.875% 9/17/01	Aaa	38,000,000	38,142,496
6.5% 9/19/01	Aaa	20,000,000	20,140,600
Financing Corp. - coupon STRIPS 0% 5/2/01	Aaa	300,000	295,635
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			60,083,651
U.S. Treasury Obligations - 7.9%
U.S. Treasury Notes:
5.5% 8/31/01	Aaa	5,550,000	5,568,204
7.875% 8/15/01	Aaa	5,630,000	5,718,841
TOTAL U.S. TREASURY OBLIGATIONS			11,287,045
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $70,710,404)			71,370,696
Foreign Government and Government Agency Obligations (c) - 3.0%

Irish Republic:
7.64% 1/2/02	Aaa	210,000	214,437
yankee 8.625% 4/15/01	Aaa	85,000	85,445
Manitoba Province yankee 8% 4/15/02	Aa3	400,000	413,196
Ontario Province yankee:
7.375% 1/27/03	Aa3	150,000	155,435
7.75% 6/4/02	Aa3	2,150,000	2,221,982
Quebec Province 8.69% 2/22/01	A2	1,000,000	1,001,420
Swedish Kingdom yankee 0%, 4/1/01	Aa1	174,000	172,418
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,302,530)			4,264,333
Supranational Obligations - 0.6%

African Development Bank yankee 7.7% 7/15/02 (Cost $902,477)	Aa1	875,000	900,629
Cash Equivalents - 3.5%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 5.79%, dated 1/31/01 due 2/1/01 (Cost $5,104,000)	$ 5,104,821	$ 5,104,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $140,498,072)	141,040,761
NET OTHER ASSETS - 1.7%	2,366,362
NET ASSETS - 100%	$ 143,407,123
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,011,660 or 0.7% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	78.6%	AAA, AA, A	36.8%
Baa	17.8%	BBB	17.0%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $27,912,768 and $88,556,955, respectively, of which long-term U.S. government and government agency obligations aggregated $27,912,768 and $75,610,234, respectively.

Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $140,534,440. Net unrealized appreciation aggregated $506,321, of which $1,251,479 related to appreciated investment securities and $745,158 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $63,000 of which $26,000 and $37,000 will expire on July 31, 2005 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Target Timeline 2001

Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,104,000) (cost $140,498,072) - See accompanying schedule		$ 141,040,761
Cash		367
Receivable for fund shares sold		29,389
Interest receivable		2,852,012
Total assets		143,922,529
Liabilities
Payable for fund shares redeemed	$ 345,314
Distributions payable	103,564
Accrued management fee	18,009
Other payables and accrued expenses	48,519
Total liabilities		515,406
Net Assets		$ 143,407,123
Net Assets consist of:
Paid in capital		$ 142,818,328
Distributions in excess of net investment income		(5,018)
Accumulated undistributed net realized gain (loss) on investments		51,124
Net unrealized appreciation (depreciation) on investments		542,689
Net Assets, for 15,227,039 shares outstanding		$ 143,407,123
Net Asset Value, offering price and redemption price per share ($143,407,123 ÷ 15,227,039 shares)		$9.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Target Timeline 2001
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Interest		$ 7,044,452
Expenses
Management fee	$ 467,722
Transfer agent fees	118,447
Accounting fees and expenses	32,646
Non-interested trustees' compensation	408
Custodian fees and expenses	3,262
Registration fees	36,616
Audit	20,813
Legal	3,448
Miscellaneous	436
Total expenses before reductions	683,798
Expense reductions	(299,996)	383,802
Net investment income		6,660,650
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		342,948
Change in net unrealized appreciation (depreciation) on investment securities		2,193,890
Net gain (loss)		2,536,838
Net increase (decrease) in net assets resulting from operations		$ 9,197,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Target Timeline 2001
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 6,660,650	$ 9,053,342
Net realized gain (loss)	342,948	(243,492)
Change in net unrealized appreciation (depreciation)	2,193,890	(1,299,131)
Net increase (decrease) in net assets resulting from operations	9,197,488	7,510,719
Distributions to shareholders from net investment income	(6,671,323)	(9,053,569)
Share transactions Net proceeds from sales of shares	46,136,414	214,594,635
Reinvestment of distributions	5,855,920	8,334,490
Cost of shares redeemed	(113,747,440)	(36,232,949)
Net increase (decrease) in net assets resulting from share transactions	(61,755,106)	186,696,176
Redemption fees	18,615	29,603
Total increase (decrease) in net assets	(59,210,326)	185,182,929
Net Assets
Beginning of period	202,617,449	17,434,520
End of period (including under (over) distribution of net investment income of $(5,018) and $5,655, respectively)	$ 143,407,123	$ 202,617,449
Other Information Shares
Sold	4,947,456	22,922,349
Issued in reinvestment of distributions	626,221	895,204
Redeemed	(12,121,229)	(3,890,719)
Net increase (decrease)	(6,547,552)	19,926,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2001	Years ended July 31,
	(Unaudited)	2000	1999	1998	1997	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.310	$ 9.440	$ 9.620	$ 9.640	$ 9.400	$ 10.000
Income from Investment Operations Net investment income	.287 D	.574 D	.634 D	.648 D	.690 D	.310
Net realized and unrealized gain (loss)	.110	(.124)	(.178)	(.019)	.240	(.600)
Total from investment operations	.397	.450	.456	.629	.930	(.290)
Less Distributions
From net investment income	(.288)	(.582)	(.637)	(.649)	(.690)	(.310)
Redemption fees added to paid in capital	.001	.002	.001	.000	.000	.000
Net asset value, end of period	$ 9.420	$ 9.310	$ 9.440	$ 9.620	$ 9.640	$ 9.400
Total Return B, C	4.33%	4.96%	4.81%	6.74%	10.26%	(2.88)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 143,407	$ 202,617	$ 17,435	$ 13,112	$ 10,378	$ 6,180
Ratio of expenses to average net assets	.35% A, E	.35% E	.35% E	.35% E	.35% E	.35% A, E
Ratio of expenses to average net assets after expense reductions	.35% A	.35%	.35%	.35%	.34% F	.34% A, F
Ratio of net investment income to average net assets	6.07% A	6.23%	6.60%	6.75%	7.31%	6.93% A
Portfolio turnover rate	28% A	24%	16%	47%	97%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G For the period February 8, 1996 (commencement of operations) to July 31, 1996.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Target Timeline 2003

Investment Changes

Quality Diversification as of January 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	65.9	53.8
Aa	4.0	5.6
A	9.4	16.2
Baa	8.7	20.8
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings.
Average Years to Maturity as of January 31, 2001
6 months ago
Years	2.8	3.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2001
6 months ago
Years	2.5	3.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2001 *		As of July 31, 2000 **
	Corporate Bonds 21.5%		Corporate Bonds 39.3%
	U.S. Government and Government Agency Obligations 69.1%		U.S. Government and Government Agency Obligations 51.9%
	Other Investments 2.0%		Other Investments 2.7%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	5.3%	** Foreign investments	8.6%

Semiannual Report

Fidelity Target Timeline 2003

Investments January 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
AEROSPACE & DEFENSE - 0.6%
Defense Electronics - 0.6%
Raytheon Co. 6.5% 7/15/05	Baa2	$ 500,000	$ 504,065
BASIC INDUSTRIES - 0.2%
Paper & Forest Products - 0.2%
Fort James Corp. 6.625% 9/15/04	Baa3	150,000	145,853
CONSTRUCTION & REAL ESTATE - 0.9%
Real Estate - 0.3%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	290,000	289,739
Real Estate Investment Trusts - 0.6%
EOP Operating LP:
6.5% 1/15/04	Baa1	200,000	199,684
7.375% 11/15/03	Baa1	100,000	102,611
Spieker Properties LP 6.8% 5/1/04	Baa2	150,000	149,807
			452,102
TOTAL CONSTRUCTION & REAL ESTATE			741,841
ENERGY - 0.4%
Energy Services - 0.3%
Baker Hughes, Inc. 5.8% 2/15/03	A2	200,000	200,402
Oil & Gas - 0.1%
Conoco, Inc. 5.9% 4/15/04	A3	75,000	75,338
TOTAL ENERGY			275,740
FINANCE - 12.1%
Banks - 5.7%
Bank of Montreal 6.1% 9/15/05	A1	125,000	123,870
Bank One Corp. 7.25% 8/15/04	A1	395,000	407,826
Bayerische Landesbank Gironzentrale yankee 6.375% 10/15/05	Aaa	200,000	204,018
Capital One Bank 6.375% 2/15/03	Baa2	250,000	247,760
Den Danske Bank Group AS 6.55% 9/15/03 (b)	Aa3	250,000	253,158
First National Boston Corp. 8% 9/15/04	A2	325,000	346,226
First Security Corp. 7% 7/15/05	Aa3	375,000	387,544
First Tennessee National Corp. 6.75% 11/15/05	A3	200,000	203,090
Korea Development Bank:
6.5% 11/15/02	Baa2	100,000	99,847
7.375% 9/17/04	Baa2	225,000	226,249
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	150,000	151,187
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Banks - continued
Society National Bank 7.25% 6/1/05	A1	$ 500,000	$ 512,415
Sovran Financial Corp. 9.25% 6/15/06	Aa2	125,000	141,071
St. George Bank Ltd. yankee 7.15% 10/15/05 (b)	Baa1	500,000	512,140
Swiss Bank Corp. 6.75% 7/15/05	Aa2	500,000	516,185
Union Planters Corp. 6.75% 11/1/05	Baa2	150,000	150,075
			4,482,661
Credit & Other Finance - 4.4%
Abbey National PLC 6.69% 10/17/05	Aa3	300,000	307,596
Associates Corp. of North America 5.75% 11/1/03	Aa3	400,000	399,036
Fleet Financial Group, Inc. 7.125% 4/15/06	A3	375,000	390,544
Ford Motor Credit Co. 5.75% 2/23/04	A2	250,000	247,925
General Motors Acceptance Corp. 9% 10/15/02	A2	1,000,000	1,053,490
PNC Funding Corp. 7.75% 6/1/04	A3	220,000	229,667
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	265,000	262,713
Southwestern Bell Capital Corp. 7.13% 6/1/05	A2	100,000	103,860
Sprint Capital Corp. 5.7% 11/15/03	Baa1	250,000	243,545
Unilever Capital Corp. 6.75% 11/1/03	A1	250,000	256,900
			3,495,276
Insurance - 0.7%
ITT Hartford Group, Inc. 6.375% 11/1/02	A2	168,000	169,935
Western National Corp. 7.125% 2/15/04	A2	351,000	359,733
			529,668
Savings & Loans - 0.9%
H.F. Ahmanson & Co. 7.875% 9/1/04	Baa1	700,000	729,736
Securities Industry - 0.4%
Amvescap PLC yankee 6.6% 5/15/05	A2	50,000	50,067
Morgan Stanley Dean Witter & Co. 7.125% 1/15/03	Aa3	250,000	257,598
			307,665
TOTAL FINANCE			9,545,006
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - 1.6%
Broadcasting - 0.4%
Cox Communications, Inc. 6.5% 11/15/02	Baa2	$ 200,000	$ 201,880
Time Warner, Inc. 7.75% 6/15/05	Baa1	111,000	117,529
			319,409
Entertainment - 0.2%
Viacom, Inc. 6.75% 1/15/03	A3	200,000	202,412
Publishing - 1.0%
News America Holdings, Inc. 8.5% 2/15/05	Baa3	710,000	756,335
TOTAL MEDIA & LEISURE			1,278,156
NONDURABLES - 0.5%
Tobacco - 0.5%
Philip Morris Companies, Inc. 7% 7/15/05	A2	255,000	261,554
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	100,000	99,151
			360,705
RETAIL & WHOLESALE - 0.5%
General Merchandise Stores - 0.5%
Dayton Hudson Corp. 7.5% 7/15/06	A2	375,000	399,405
TRANSPORTATION - 1.4%
Air Transportation - 0.2%
Delta Air Lines, Inc. 8.5% 3/15/02	Baa3	174,000	176,584
Railroads - 1.2%
Canadian National Railway Co. yankee 7% 3/15/04	Baa2	300,000	306,270
Norfolk Southern Corp. 7.875% 2/15/04	Baa1	400,000	419,732
Union Pacific 6.34% 11/25/03	Baa3	200,000	202,214
			928,216
TOTAL TRANSPORTATION			1,104,800
UTILITIES - 3.3%
Electric Utility - 1.3%
Commonwealth Edison Co. 6.625% 7/15/03	Baa1	250,000	254,105
Niagara Mohawk Power Corp. 7.375% 8/1/03	Baa2	200,000	206,282
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utility - continued
Philadelphia Electric Co.:
6.5% 5/1/03	Baa1	$ 105,000	$ 106,594
6.625% 3/1/03	Baa1	270,000	274,828
Public Service Electric & Gas Co. 6.125% 8/1/02	A3	143,000	143,811
			985,620
Gas - 2.0%
Consolidated Natural Gas Co.:
5.75% 8/1/03	A2	613,000	609,984
7.375% 4/1/05	A2	500,000	521,730
Enserch Corp. 6.25% 1/1/03	Baa2	440,000	441,826
			1,573,540
TOTAL UTILITIES			2,559,160
TOTAL NONCONVERTIBLE BONDS (Cost $16,728,276)			16,914,731
U.S. Government and Government Agency Obligations - 69.1%

U.S. Government Agency Obligations - 49.4%
Fannie Mae:
5.125% 2/13/04	Aaa	140,000	139,759
6% 12/15/05	Aaa	320,000	325,344
6.5% 8/15/04	Aaa	3,450,000	3,583,688
7% 7/15/05	Aaa	370,000	393,588
Federal Home Loan Bank:
5.375% 1/5/04	Aaa	15,000,000	15,079,643
6.25% 8/13/04	Aaa	4,500,000	4,638,510
6.75% 5/1/02	Aaa	2,000,000	2,042,820
6.75% 8/15/02	Aaa	5,000,000	5,131,250
9.5% 2/25/04	Aaa	150,000	168,000
Freddie Mac:
6.875% 1/15/05	Aaa	45,000	47,475
7% 7/15/05	Aaa	485,000	515,919
7.375% 5/15/03	Aaa	6,500,000	6,822,985
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			38,888,981
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 19.7%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	$ 6,700,000	$ 7,551,101
10.75% 8/15/05	Aaa	1,000,000	1,232,810
11.75% 2/15/10 (callable)	Aaa	1,225,000	1,517,665
U.S. Treasury Notes 5.75% 11/15/05	Aaa	5,000,000	5,198,450
TOTAL U.S. TREASURY OBLIGATIONS			15,500,026
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,623,825)			54,389,007
Foreign Government and Government Agency Obligations (c) - 2.0%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	515,210
Manitoba Province yankee 6.125% 1/19/04	Aa3	250,000	254,465
Ontario Province 7%, 8/4/05	Aa3	275,000	291,495
Saskatchewan Province yankee 8% 7/15/04	A1	500,000	534,330
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,576,501)			1,595,500
Cash Equivalents - 12.6%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 5.79%, dated 1/31/01 due 2/1/01 (Cost $9,892,000)	$ 9,893,591	9,892,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $81,820,602)		82,791,238
NET OTHER ASSETS - (5.2)%		(4,079,151)
NET ASSETS - 100%		$ 78,712,087
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $765,298 or 1.0% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	79.4%	AAA, AA, A	30.7%
Baa	8.7%	BBB	10.6%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $51,423,946 and $15,610,582, respectively, of which long-term U.S. government and government agency obligations aggregated $47,837,426 and $14,044,748, respectively.

Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $81,820,602. Net unrealized appreciation aggregated $970,636, of which $1,246,941 related to appreciated investment securities and $276,305 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $333,000 all of which will expire on July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Target Timeline 2003

Financial Statements

Statement of Assets and Liabilities

	January 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,892,000) (cost $81,820,602) - See accompanying schedule		$ 82,791,238
Cash		353
Receivable for fund shares sold		356,770
Interest receivable		1,276,506
Redemption fees receivable		256
Total assets		84,425,123
Liabilities
Payable for fund shares redeemed	$ 275,277
Distributions payable	43,120
Accrued management fee	2,168
Other payables and accrued expenses	37,471
Collateral on securities loaned, at value	5,355,000
Total liabilities		5,713,036
Net Assets		$ 78,712,087
Net Assets consist of:
Paid in capital		$ 78,410,847
Distributions in excess of net investment income		(4,626)
Accumulated undistributed net realized gain (loss) on investments		(664,770)
Net unrealized appreciation (depreciation) on investments		970,636
Net Assets, for 8,388,818 shares outstanding		$ 78,712,087
Net Asset Value, offering price and redemption price per share ($78,712,087 ÷ 8,388,818 shares)		$9.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Target Timeline 2003
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2001 (Unaudited)
Investment Income Interest		$ 1,856,697
Security lending		21,903
Total Income		1,878,600
Expenses
Management fee	$ 110,395
Transfer agent fees	34,546
Accounting and security lending fees	30,877
Non-interested trustees' compensation	81
Custodian fees and expenses	1,330
Registration fees	26,572
Audit	19,606
Legal	606
Miscellaneous	84
Total expenses before reductions	224,097
Expense reductions	(133,513)	90,584
Net investment income		1,788,016
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(54,284)
Change in net unrealized appreciation (depreciation) on investment securities		1,916,778
Net gain (loss)		1,862,494
Net increase (decrease) in net assets resulting from operations		$ 3,650,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Target Timeline 2003
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2001 (Unaudited)	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,788,016	$ 2,011,269
Net realized gain (loss)	(54,284)	(560,622)
Change in net unrealized appreciation (depreciation)	1,916,778	(33,451)
Net increase (decrease) in net assets resulting from operations	3,650,510	1,417,196
Distributions to shareholders from net investment income	(1,798,058)	(2,026,046)
Share transactions Net proceeds from sales of shares	62,072,405	22,888,769
Reinvestment of distributions	1,610,164	1,884,618
Cost of shares redeemed	(24,417,835)	(10,387,122)
Net increase (decrease) in net assets resulting from share transactions	39,264,734	14,386,265
Redemption fees	93,183	7,538
Total increase (decrease) in net assets	41,210,369	13,784,953
Net Assets
Beginning of period	37,501,718	23,716,765
End of period (including under (over) distribution of net investment income of $(4,626) and $5,416, respectively)	$ 78,712,087	$ 37,501,718
Other Information Shares
Sold	6,699,953	2,520,940
Issued in reinvestment of distributions	174,567	207,449
Redeemed	(2,626,976)	(1,141,001)
Net increase (decrease)	4,247,544	1,587,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2001	Years ended July 31,
	(Unaudited)	2000	1999	1998	1997	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.060	$ 9.290	$ 9.750	$ 9.670	$ 9.240	$ 10.000
Income from Investment Operations Net investment income	.316 D	.645 D	.677 D	.670 D	.634 D	.307
Net realized and unrealized gain (loss)	.309	(.229)	(.404)	.078	.428	(.762)
Total from investment operations	.625	.416	.273	.748	1.062	(.455)
Less Distributions
From net investment income	(.322)	(.648)	(.685)	(.670)	(.634)	(.306)
From net realized gain	-	-	(.043)	-	-	-
In excess of net realized gain	-	-	(.007)	-	-	-
Total distributions	(.322)	(.648)	(.735)	(.670)	(.634)	(.306)
Redemption fees added to paid in capital	.017	.002	.002	.002	.002	.001
Net asset value, end of period	$ 9.380	$ 9.060	$ 9.290	$ 9.750	$ 9.670	$ 9.240
Total Return B, C	7.21%	4.70%	2.76%	8.00%	11.94%	(4.53)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 78,712	$ 37,502	$ 23,717	$ 19,777	$ 13,211	$ 6,977
Ratio of expenses to average net assets	.35% A, E	.35% E	.35% E	.35% E	.35% E	.35% A, E
Ratio of expenses to average net assets after expense reductions	.35% A	.35%	.35%	.35%	.34% F	.34% A, F
Ratio of net investment income to average net assets	6.91% A	7.10%	7.00%	6.92%	6.76%	6.93% A
Portfolio turnover rate	63% A	31%	18%	67%	83%	180% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G For the period February 8, 1996 (commencement of operations) to July 31, 1996.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The target dates for Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 are September 30, 2001 and 2003, respectively. On those dates, the respective funds will mature. Fidelity Target Timeline 2001 was closed to new accounts as of the close of business of the New York Stock Exchange on September 25, 2000. Current shareholders of Fidelity Target Timeline 2001 are able to continue to purchase shares in accounts existing after that date. Fidelity Target Timeline 2001 will be liquidated shortly after its targeted maturity date of September 30, 2001. Fidelity Target Timeline 2003's Board of Trustees anticipates closing the fund to new accounts approximately one year prior to its target date and expects to liquidate the fund within one month of the fund's target date. The following summarizes the significant accounting policies of the funds:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, no funds had investments in restricted securities(excluding 144A issues).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .43% of average net assets for each fund.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% and .13% of the average net assets of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively.

Accounting and Security Lending Fees FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, for Fidelity Target Timeline 2003, the value of the securities loaned amounted to $5,250,000. The fund received cash collateral of $5,355,000 which was invested in U.S. Treasury obligations valued at $5,198,450.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .35% of each fund's average net assets. For the period, the reimbursement reduced expenses by $299,964 and $133,501 for Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively.

In addition, through an arrangement with the funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each fund's expenses. During the period, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003's custodian fees were reduced by $32 and $12, respectively, under this arrangement.

7. Beneficial Interest.

At the end of the period, FMR U.K., an affiliate of FMR was record owner of approximately 6% of the total outstanding shares of Fidelity Target Timeline 2003.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Stanley N. Griffith,
Assistant Vice President

David L. Murphy, Vice President

Ford E. O'Neil, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income Fund

Ginnie Mae Fund

Government Income Fund

High Income Fund

Intermediate Bond Fund

Intermediate Government
Income Fund

International Bond Fund

Investment Grade Bond Fund

New Markets Income Fund

Short-Term Bond Fund

Spartan® Government Income Fund

Spartan Investment Grade Bond Fund

Strategic Income Fund

Target Timeline® 2001 & 2003

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